Leases - Summary of Amounts Recognized in Statements of Operations With Respect to Lease Contracts (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Presentation Of Leases For Lessee [Abstract]
Depreciation expense of right of use assets under IFRS 16	£ 268	£ 193
Accretion of interest	26	21
Operating lease expense under IAS 17			£ 150
Total amount recognized in statements of operations	£ 294	£ 214	£ 150